SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Repurchase Program, Authorized, Number of Shares		75,000
Option expiration term	7 years
Share options exercised	114,281
Weighted average exercise price, share options exercised	$ 5.21
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options and RSUs granted	$ 9.64	$ 10.83	$ 35.65
Unrecognized compensation cost related to outstanding stock options and RSUs	$ 17,847
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition	1 year 5 months 15 days
Total number of options and RSUs outstanding	136,429	250,710
Fair value of options	$ 14,838	$ 19,798	$ 11,531
Weighted average exercise price, options and RSUs outstanding	$ 6.78	$ 6.07
Share options exercised	1,577,895
Weighted average exercise price, share options exercised	$ 0.38
Performance Based Stock Options Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options and RSUs granted	$ 9.56	$ 8.6	$ 34.18
Total number of options and RSUs outstanding	0
Fair value of options	$ 7,782	$ 3,032	$ 2,506
Weighted average exercise price, options and RSUs outstanding	$ 0
Share options exercised	290,488
Weighted average exercise price, share options exercised	$ 0
Share repurchase program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total authorized share repurchase amount	$ 200,000			$ 125,000
Additional authorized share repurchase amount	$ 75,000			$ 50,000
Number of shares repurchased	12,868,472
Cost of shares repurchased	$ 118,133,000
Stock Option Plan 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	129,545
Stock Option Plan 2003 [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	1 year
Stock Option Plan 2003 [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	3 years